Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Deferred tax assets:
Loss and credit carryforwards	$ 16,606	$ 1,157
Accrued expenses	620	26
Intangible assets		592
Share-based compensation	5,200	111
Total deferred tax assets	22,426	1,886
Deferred tax (liabilities):
Fixed assets	(1,145)	(241)
Intangible assets	(105,435)
Investment in partnership	(1,751)	(8,150)
Total deferred tax (liabilities)	(108,331)	(8,391)	(8,200)
(Less) valuation allowance	(902)	(504)
Net deferred tax asset (liability)	$ (86,807)	$ (7,009)